Commitments and Contingencies (Details 3)	12 Months Ended
	Dec. 31, 2013 KRW	Dec. 31, 2012 KRW	Dec. 31, 2011 KRW	Dec. 31, 2013 USD ($)	Dec. 31, 2013 Korea Software Industry Promotion Agency KRW
Operating Leased Assets
Rental expenses under operating leases	2,342,000,000	2,796,000,000	2,949,000,000
Lease agreement, guarantee deposit	5,569,000,000	5,767,000,000		5,277,000	1,247,000,000
Future minimum rental payments
2014	2,251,000,000
2015	135,000,000
2016	81,000,000
Total operating lease due	2,467,000,000